Shareholders' Equity (Tables)	6 Months Ended
Jun. 30, 2026
Equity [Abstract]
Schedule of Stock by Class
The following table summarizes the number and amount of each class of common shares issued and outstanding as of June 30, 2026 and December 31, 2025:

	June 30, 2026
	Issued and Outstanding	Amount
Class A Multiple Voting shares	251,555,764	$217,372
Class B Subordinate Voting shares	52,668,260	348,795
Total Common Shares	304,224,024	$566,167

	December 31, 2025 As Adjusted (1)
	Issued and Outstanding	Amount
Old Xanadu Convertible Preferred Shares	199,930,069	$213,002
Old Xanadu Voting and Non-Voting Common Shares	55,964,876	7,585
Total Old Xanadu Preferred and Common Shares	255,894,945	$220,587
(1) Shares have been recast to reflect the Exchange Ratio.

Schedule Of Stock Outstanding Roll Forward
The following table summarizes the changes in issued and outstanding common shares and share capital by class for the six months ended June 30, 2026:

	Old Xanadu Convertible Preferred Shares		Old Xanadu Common Shares		Class A Multiple Voting Shares		Class B Subordinate Voting Shares		Total Common Shares and Share Capital
	Number	Amount	Number	Amount	Number	Amount	Number	Amount	Number	Amount
Balance as of December 31, 2025 as adjusted (1)	199,930,069	$213,002	55,964,876	$7,585	—	$—	—	$—	255,894,945	$220,587
Issuance of common shares upon exercise of stock options and vesting of RSU's	—	—	—	—	—	—	1,935,116	1,153	1,935,116	1,153
Issuance of common shares upon exchange of Old Xanadu's preferred and common shares	(199,930,069)	(213,002)	(55,964,876)	(7,585)	254,709,401	220,098	1,185,544	489	—	—
Reverse Recapitalization and PIPE transaction, net of transaction costs	—	—	—	—	—	—	40,308,912	265,006	40,308,912	265,006
Earn-out share liability at Closing of Reverse Recapitalization	—	—	—	—	—	—	—	(9,997)	—	(9,997)
Conversion of Earn-out Share liability to equity	—	—	—	—	—	—	—	17,761	—	17,761
Issuance of common shares in connection with synthetic at-the-market facility, net of issuance costs	—	—	—	—	—	—	5,467,524	68,815	5,467,524	68,815
Issuance of common shares for advisor fees related to the Reverse Recapitalization	—	—	—	—	—	—	100,000	1,445	100,000	1,445
Warrant exercise	—	—	—	—	517,527	1,397	—	—	517,527	1,397
Class A Multiple Voting Shares converted to Class B Subordinate Voting Shares	—	—	—	—	(3,671,164)	(4,123)	3,671,164	4,123	—	—
Balance as of June 30, 2026	—	$—	—	$—	251,555,764	$217,372	52,668,260	$348,795	304,224,024	$566,167
(1) Refer to note in the table above for information related to the prior period recast.